Fees Summary	Jun. 02, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 809,000
Previously Paid Amount	0.00
Total Fee Amount	111.72
Total Offset Amount	0.00
Net Fee	111.72
Narrative - Max Aggregate Offering Price	$ 809,000
Final Prospectus	true